Unaudited Condensed Consolidated Income Statements - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenues and other income
Operating lease, lease income	$ 1,747,562	$ 1,717,382	$ 3,512,653	$ 3,441,187
Net gain on sale of assets	129,459	165,909	289,039	265,449
Other income	81,124	41,090	174,541	83,467
Total Revenues and other income	1,958,145	1,924,381	3,976,233	3,790,103
Expenses
Depreciation and amortization	636,419	615,604	1,269,897	1,226,121
Net recoveries related to Ukraine Conflict	0	(13,964)	(22,749)	(28,072)
Asset impairment	27,686	2,098	30,356	36,433
Interest expense	478,282	427,376	969,797	863,598
Loss on debt extinguishment	7,008	790	7,020	3,851
Leasing expenses	172,791	229,238	321,405	455,247
Selling, general and administrative expenses	125,333	119,737	244,625	230,341
Total Expenses	1,447,519	1,380,879	2,820,351	2,787,519
(Loss) gain on investments at fair value	(18,207)	(5,259)	(4,684)	3,986
Income before income taxes and income of investments accounted for under the equity method	492,419	538,243	1,151,198	1,006,570
Income tax expense	(76,346)	(75,747)	(170,455)	(141,341)
Equity in net earnings of investments accounted for under the equity method	32,094	34,374	71,634	66,918
Net income	448,167	496,870	1,052,377	932,147
Net (income) loss attributable to non-controlling interest	(1)	(3,976)	3	(7,148)
Net income attributable to AerCap Holdings N.V.	$ 448,166	$ 492,894	$ 1,052,380	$ 924,999
Basic earnings per share (in USD per share)	$ 2.33	$ 2.13	$ 5.42	$ 3.93
Diluted earnings per share (in USD per share)	$ 2.28	$ 2.12	$ 5.30	$ 3.90
Weighted average shares outstanding—basic (in shares)	192,515,755	231,318,582	194,144,800	235,321,261
Weighted average shares outstanding—diluted (in shares)	196,881,272	232,866,512	198,514,778	237,204,222
Basic lease rents
Revenues and other income
Operating lease, lease income	$ 1,567,526	$ 1,561,368	$ 3,153,157	$ 3,098,031
Maintenance rents and other receipts
Revenues and other income
Operating lease, lease income	$ 180,036	$ 156,014	$ 359,496	$ 343,156